Condensed consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Treasury bills and other eligible bills		€ 170	€ 94	€ 94
Deposits from banks/Loans and advances to banks		4,151	(2,615)
Cash and balances with central banks		118,971	52,171	53,202
Cash and cash equivalents at end of year		123,292	49,650	€ 54,031
Interest received		12,287	14,784
Interest paid		(5,504)	(7,575)
Net interest received paid		6,784	7,208
Dividend received	[1]	23	67
Dividend paid		(3)	€ (1,714)
Longer-term refinancing operations (TLTRO III)		€ 55,000

[1]

Includes dividends rece ived as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, Financial assets at fair value through OCI, and from Investments in associates and joint ventures. Dividend paid and received from trading positions have been included.